Shareholder Report, Holdings (Details)	May 31, 2024
Longboard Fund Class A | Other Assetsin Excessof Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Longboard Fund Class A | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Longboard Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Longboard Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Longboard Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Longboard Fund Class A | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Longboard Fund Class A | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Longboard Fund Class A | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Longboard Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Longboard Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
Longboard Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Longboard Fund Class A | Reinsurance Group Of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Boston Scientific Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Flowserve Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class A | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Other Assetsin Excessof Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Longboard Fund Class I | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Longboard Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Longboard Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Longboard Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Longboard Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Longboard Fund Class I | Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Longboard Fund Class I | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Longboard Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Longboard Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
Longboard Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
Longboard Fund Class I | Reinsurance Group Of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Boston Scientific Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | T J X Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | O N E O K Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Leidos Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Flowserve Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Longboard Fund Class I | Texas Roadhouse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%